ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Advance from customers	10,128	10,361	1,593
Other accrued expenses	19,656	26,876	4,131
Other tax payables	5,765	2,045	314

	35,549	39,282	6,038